Summary of Principal Accounting Policies - Additional Information (Detail) In Thousands, unless otherwise specified	12 Months Ended											12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2013 Land use right [Member]	Dec. 31, 2013 Dalian [Member] USD ($)	Dec. 31, 2013 Dalian [Member] CNY	Dec. 31, 2013 Yizhuang and Huainan [Member] USD ($)	Dec. 31, 2013 Yizhuang and Huainan [Member] CNY	Dec. 31, 2013 Maximum [Member]	Dec. 31, 2013 Minimum [Member]
Accounting Policies [Line Items]
Rate of exchange	6.0537	6.0537
Cash and cash equivalents maturity period	Three months or less	Three months or less
OTTI losses	$ 0		$ 0		$ 0
Term deposits maturities												1 year	3 months
Inventory provisions		0		0		0
Capitalized real estate property costs								4,399	26,633	491	2,971
Expected useful life of the assets	5 years	5 years					50 years
Amortization of acquired intangible assets	16	99		703		3,503
Impairment charge		0		0		0
Recognized impairment loss						3,373
Grants received by subsidiaries from government	0	0	45,625	35,960	45,625	240,240
Minimum percentage tax position			50.00%	50.00%
Percentage on VAT rebate of the sales value for software products	14.00%	14.00%
VAT tax rebate	72	434		553		573
Advertising costs	$ 1,054	6,379		3,681		2,475